DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 20, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers Russell US Multifactor ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers USD High Yield Corporate Bond ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers S&P 500 ESG ETF

Xtrackers S&P MidCap 400 ESG ETF

Xtrackers S&P 500 Growth ESG ETF

Xtrackers S&P 500 Value ESG ETF

Xtrackers S&P ESG Dividend Aristocrats ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers RREEF Global Natural Resources ETF

Xtrackers S&P 500 Carbon Budget ETF

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 514 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on December 19, 2024.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.